Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2012	2013
	RMB	RMB
Accounts receivable	206,147	212,137
Allowance for doubtful accounts	(9,903)	(12,655)
Accounts receivable, net	196,244	199,482

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2011	2012	2013
	RMB	RMB	RMB
Balance at the beginning of the year	5,790	9,348	9,903
Provision for doubtful accounts	3,572	4,523	5,303
Write-offs	(14)	(3,968)	(2,551)
Balance at the ending of the year	9,348	9,903	12,655

Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
	Estimated useful life (Years)			Estimated residual value
Building		36			0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

Schedule of Depreciation [Table Text Block]
	2011	2012	2013
	RMB	RMB	RMB
Commission and fees under operating costs	6,776	3,585	4,988
Selling expenses	1,937	1,880	1,636
General and administrative expenses	17,472	20,884	24,629
Net income from discontinued operations	1,185	—	—
Depreciation for the year	27,370	26,349	31,253

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets by Major Class [Table Text Block]
				As of December 31, 2012
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(1,984)	—	6,914
Customer relationship	4.6	to	9.8	54,706	(33,684)	(5,760)	15,262
Non-compete agreement	3	to	6.25	68,215	(27,080)	(34,692)	6,443
Agency agreement and license	4.6	to	9.8	16,004	(8,222)	(581)	7,201
Software and system	5	to	10	5,740	(2,487)	—	3,253
				177,654	(73,457)	(61,417)	42,780
				As of December 31, 2013
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		24,091	—	(20,384)	3,707
Trade name	9.4	to	10	8,898	(2,925)	—	5,973
Customer relationship	4.6	to	9.8	54,706	(39,738)	(5,760)	9,208
Non-compete agreement	3	to	6.25	68,215	(29,835)	(34,692)	3,688
Agency agreement and license	4.6	to	9.8	16,004	(10,989)	(581)	4,434
Software and system	5	to	10	5,740	(3,635)	—	2,105
				177,654	(87,122)	(61,417)	29,115